Schedule of Depreciation and Amortization by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 1	$ 8,726,746
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 2	7,967,090
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 3	7,156,779
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 4	5,055,823
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 5	4,605,605
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 6	2,309,879
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 7	42,584
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 8	38,944
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 9	42,910
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 10	13,825,153
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 11	12,611,639
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 12	$ 9,509,568